Transactions with Non-Controlling Interests	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions With Noncontrolling Interests Explanatory [Abstract]
TRANSACTIONS WITH NON-CONTROLLING INTERESTS
35	TRANSACTIONS WITH NON-CONTROLLING INTERESTS

a)	Acquisition of additional non-controlling interest

During 2016, GyM Chile S.P.A. acquired additional 13.69% of shares in Vial y Vives - DSD S.A. at a total purchase price of S/51.1 million; the carrying values of the non-controlling interest at the dates of acquisitions totaled S/35.7 million. The Corporation discontinued recognizing the related noncontrolling interest, recording a decrease in equity attributable to owners of the Company of S/15.4 million. As of December 31, 2021, there is an outstanding balance of S/25.3 million (S/27.6 million in 2020) (Note 21).

b)	Contributions (returns) from non-controlling shareholders

Corresponds to the contributions and returns made by the partners of the subsidiary Viva Negocio Inmobiliario S.A. for the realization of real estate projects. As of December 31, the balances include:

	2019	2020	2021

Contributions received	152	18	182
Returns of contributions	(33,148)	(15,743)	(27,286)
Decrease in equity of non controlling parties	(32,996)	(15,725)	(27,104)